Operating segment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating segment

3.	Operating segment

	Year Ended December 31, 2021

		Corporate
		and other
	Oyu Tolgoi	eliminations	Consolidated

Revenue	$1,971,042	$-	$1,971,042
Cost of sales	(622,329)	-	(622,329)
Gross margin	1,348,713	-	1,348,713

Operating (expenses) income	(321,257)	45,770	(275,487)
Corporate administration expenses	-	(37,699)	(37,699)
Other expenses	(7,575)	(30,002)	(37,577)
Income (loss) before finance items and taxes	1,019,881	(21,931)	997,950

Finance items
Finance income	1,783	1,215	2,998
Finance costs	(282,606)	274,570	(8,036)
Income from operations before taxes	$739,058	$253,854	$992,912

Income and other taxes	(279,559)	(32,233)	(311,792)
Income for the year	$459,499	$221,621	$681,120

Depreciation and depletion	165,269	97	165,366
Capital additions	1,263,698	-	1,263,698
Current assets	497,845	623,302	1,121,147
Non-current assets	13,375,066	(371,524)	13,003,542
Current liabilities	909,328	21,949	931,277
Non-current liabilities (a)	12,443,023	(8,358,569)	4,084,454
Net increase (decrease) in cash	25,245	(454,570)	(429,325)
(a) The Oyu Tolgoi segment’s
non-
current
liabilities includes $8.1 billion of shareholder loan and accrued interest liability and the Corporate and other elimination segment’s non-current
liabilities includes $8.1 billion of shareholder loan and accrued interest asset
at December 31, 2021
.
Revenue by geographic destination is based on the ultimate country of destination, if known. If the destination of the concentrate sold through traders is not known, then revenue is allocated to the location of the concentrate at the time when revenue is recognized. During the years ended December 31, 2021 and 2020, principally all of Oyu Tolgoi’s revenue arose from concentrate sales to customers in China and revenue from individual customers in excess of 10% of Oyu Tolgoi’s revenue was $234.2 million, $226.0 million, $216.9 million and $214.5 million (December 31, 2020 - $230.7 million, $177.4 million, $110.5 million and $106.2 million).
Substantially all long-lived assets of the Oyu Tolgoi segment, other than financial instruments and deferred tax assets, are located in
Mongolia.

	Year Ended December 31, 2020
		Corporate
		and other
	Oyu Tolgoi	eliminations	Consolidated

Revenue	$1,078,192	$-	$1,078,192
Cost of sales	(669,394)	-	(669,394)
Gross margin	408,798	-	408,798

Operating (expenses) income	(245,718)	43,447	(202,271)
Corporate administration expenses	-	(30,602)	(30,602)
Other income (expenses)	3,254	(2,772)	482
Income before finance items and taxes	166,334	10,073	176,407

Finance items
Finance income	4,292	13,057	17,349
Finance costs	(257,765)	252,255	(5,510)
Income (loss) from operations before taxes	$(87,139)	$275,385	$188,246

Income and other taxes	347,003	(40,607)	306,396
Income for the year	$259,864	$234,778	$494,642

Depreciation and depletion	181,146	114	181,260
Capital additions	1,326,274	-	1,326,274
Current assets	431,271	1,077,598	1,508,869
Non-current assets	12,025,763	(165,871)	11,859,892
Current liabilities	501,013	20,623	521,636
Non-current liabilities (a)	11,954,961	(7,535,789)	4,419,172
Net decrease in cash	(38,563)	(489,801)	(528,364)
(a) The Oyu Tolgoi segment’s

non-current
liabilities includes $7.3
 billion of shareholder loan and accrued interest liability and the Corporate and other elimination
segment’s
non-current
liabilities includes $7.3
 billion of shareholder loan and accrued interest asset at December 31, 2020.